October 15, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Jeffrey A. Foor, Esq.

Re:	Cohen & Steers Real Estate Opportunities Income Fund
Registration Statement on Form N-2
File Numbers: 333-258180; 811-23720

Ladies and Gentlemen:

Transmitted for filing on behalf of the above-referenced investment company (the “Fund”) is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Amendment is being filed to complete certain information, to respond to comments from the staff of the Securities and Exchange Commission with respect to the Registration Statement on Form N-2 filed on July 26, 2021 and to file certain exhibits.

No fees are required in connection with this filing. If you require additional information or have any questions, please do not hesitate to contact me. I look forward to hearing from you soon.

Sincerely,

/s/ Dana A. DeVivo

Dana A. DeVivo

SVP and Associate General Counsel

Phone: 212-796-9347

Email: ddevivo@cohenandsteers.com